Investment in Affiliated Company (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating data:
Revenue
Operating loss	(8,598)	(3,869)
Net loss	$ (8,646)	$ (3,847)